Leases	12 Months Ended
Mar. 31, 2026
Leases [Abstract]
LEASES

NOTE – 10 LEASES

Company as a lessee

The Company has entered into finance lease agreements to purchase the equipment used in its operations. The lease terms are 3 years. The right-of-use of the equipment are included under property and equipment.

The Company has also entered into operating lease agreements for office and warehouse. The remaining lives of the leases were more than 2 years. The Company adopts 4.33% as weighted average incremental borrowing rate to determine the present value of the lease payments.

The table below presents the lease-related assets and liabilities recorded on the consolidated balance sheet.

	March 31, 2026	March 31, 2025

Assets
Finance lease, right-of-use assets, net	$489,951	$622,075
Operating lease, right-of-use assets, net	912,855	126,372

Total right-of-use asset	$1,402,806	$748,447

Liabilities
Current:
Finance lease liabilities	$193,092	$308,125
Operating lease liabilities	374,248	115,945
	567,340	424,070

Non-current:
Finance lease liabilities	89,420	216,430
Operating lease liabilities	545,144	-
	634,564	216,430

Total lease liabilities	$1,201,904	$640,500

	Year ended March 31,
	2026	2025	2024

Finance lease cost:
Interest on lease liabilities (per ASC 842)	$15,394	$25,559	$21,868

Operating lease cost:
Operating lease expense (per ASC 842)	330,381	159,889	147,741
Total lease expense	$345,776	$185,448	$169,609

The Company excludes short-term leases (those with lease terms of less than one year at inception) from the measurement of lease liabilities or right-of-use assets. There were no short-term leases for years ended March 31, 2026, March 31, 2025 and March 31, 2024.

Components of Lease Expense

The Company recognize lease expense on a straight-line basis over the term of the operating leases, as reported within “general and administrative” expense on the accompanying consolidated statement of operations.

Future Contractual Lease Payments

Finance lease

As of March 31, 2026 and March 31, 2025, the maturities of finance lease liabilities (excluding short-term leases) were as follows:

	March 31, 2026	March 31, 2025

Less than 1 year	$199,722	$322,296
More than 1 year	91,500	221,097
Total undiscounted lease payments	291,222	543,393
Less: Interest	(8,710)	(18,838)

	$282,512	$524,555

Representing:-
Current liabilities	$193,092	$308,125
Non-current liabilities	89,420	216,430

	282,512	524,555

Operating lease

As of March 31, 2026 and March 31, 2025, the maturities of operating lease liabilities (excluding short-term leases) were as follows:

	March 31, 2026	March 31, 2025

Less than 1 year (current liabilities)	$374,248	$115,945
From 1 to 2 years (non-current liabilities)	545,144	-

	$919,392	$115,945

Company as a lessor

Sales-type lease receivables

The Company has entered into sales-type lease agreements with customers for sales of equipment. The lease terms are 3-5 years. Net investment in sales-type leases, which is the sum of the present value of the future contractual lease payments from customers. Lease receivables relating to sales-type leases are presented on the consolidated balance sheet as follows:

	March 31, 2026	March 31, 2025

Gross lease receivables	$587,671	$794,126
Received cash	(227,711)	(267,877)
Unearned interest income	(16,025)	(28,369)

	$343,935	$497,880

Reported as:
Current net investment in sales-type lease	154,947	203,381
Non-current net investment in sales-type lease	188,988	294,499

	$343,935	$497,880

As of March 31, 2026 and March 31, 2025, undiscounted future lease payments under sales-type lease receivables from customers for the next five years and thereafter were as follows:

	March 31, 2026	March 31, 2025

Less than 1 year	$154,947	$203,381
From 1 to 2 years	115,283	145,450
From 2 to 3 years	67,410	91,868
From 3 to 4 years	6,295	50,887
From 4 to 5 years	-	6,294

Total	$343,935	$497,880

Lease income in operating lease

The Company has entered into lease agreements with customers for rental of equipment. The leases are fixed payment and the lease terms are 3 years. The Company recognized the lease payments as revenue in profit or loss over the lease term on a straight-line basis as below:

	Year ended March 31,
	2026	2025	2024

Lease income relating to operating lease	$337,826	$226,500	$116,150

The operating lease term is 3 years. As of March 31, 2026 and March 31, 2025, undiscounted cash flows of our operating lease receivables from customers for the next three years and thereafter were as follows:

	March 31, 2026	March 31, 2025

Less than 1 year	$255,024	$235,200
From 1 to 2 years	130,652	143,050
From 2 to 3 years	35,847	34,200

	$421,523	$412,450